Accounts receivable - Summary of Trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Receivables From Collaboration Agreements	€ 1,250	€ 957
Accounts receivable	€ 1,250	€ 957	[1]

[1]	See Note 2 for details regarding the change in presentation of Other financial assets